RELATED PARTY TRANSACTIONS (Transactions between related parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions [abstract]
Revenue from sale of goods and services, related party transactions	$ 619,082	$ 30,871	$ 106,429
Purchases of goods and services, related party transactions	587,397	343,297	355,543
Income, related party transactions	7,611	3,507	17
Dividends received	3,360	183	0
Other income (expense), related party transactions	2,970	2,372	4,373
Outstanding balances for related party transactions [abstract]
Amounts receivable, related party transactions	210,018	58,457
Non-consolidated parties
Related party transactions [abstract]
Revenue from sale of goods, related party transactions	453,551	0	0
Revenue from rendering of services, related party transactions	177	737	1,590
Purchases of goods, related party transactions	404,891	144,673	163,782
Services received, related party transactions	13,126	12,836	14,993
Income, related party transactions	7,611	3,507	17
Dividends received	3,360	183	0
Other income (expense), related party transactions	2,723	1,660	3,667
Outstanding balances for related party transactions [abstract]
Amounts receivable, related party transactions	223,847	103,333
Amounts payable, related party transactions	(24,570)	(25,889)
Other related parties
Related party transactions [abstract]
Revenue from sale of goods, related party transactions	164,694	29,480	103,686
Revenue from rendering of services, related party transactions	660	654	1,153
Purchases of goods, related party transactions	57,941	58,929	48,150
Services received, related party transactions	111,439	126,859	128,618
Other income (expense), related party transactions	247	712	$ 706
Outstanding balances for related party transactions [abstract]
Amounts receivable, related party transactions	29,033	7,043
Advances to suppliers	3,255	283
Amounts payable, related party transactions	$ (21,547)	$ (26,313)